Note 3 - Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Schedule of Inventory, Current [Table Text Block]
	2024	2023
Raw materials	$740,543	$488,548
Work-in-process	153,004	132,511
Finished goods	1,169,397	922,194
Inventory allowance	(224,574)	(9,661)
Inventory, net	$1,838,370	$1,533,592